Supplement to the
Strategic Advisers® Core Income Fund
April 29, 2017
Prospectus

Bill Irving no longer serves as a co-manager of FIAM’s portion of the fund’s assets invested in FIAM’s Fixed-Income Securitized strategy.

The following information replaces the information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Gregory Pappas (co-manager) has managed the fund since 2007.

Jonathan Duggan (co-manager) has managed the fund since 2018.

Jeffrey Moore (co-manager) has managed FIAM’s portion of the fund’s assets invested in FIAM’s Core Investment Grade strategy since 2011.

Michael Plage (co-manager) has managed FIAM's portion of the fund's assets invested in FIAM's Core Investment Grade strategy since 2016.

Franco Castagliuolo (co-manager) has managed FIAM’s portion of the fund’s assets invested in FIAM's Fixed-Income Securitized strategy since 2014.

Sean Corcoran (co-manager) has managed FIAM’s portion of the fund’s assets invested in FIAM's Fixed-Income Securitized strategy since 2017.

James Herbst (senior portfolio manager) and Stewart Wong, CLU, ChFC (senior portfolio manager) have managed PGIM’s portion of the fund’s assets since 2013.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading for Strategic Advisers, Inc.

Jonathan Duggan is co-manager of the fund, which he has managed since 2018. Since joining Fidelity Investments in 2007, Mr. Duggan has worked as team leader of fixed income research and portfolio manager.

Gregory Pappas is co-manager of the fund, which he has managed since 2007. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. Pappas has worked as a senior fund analyst, fixed income strategist, and portfolio manager.

The following information replaces similar biographical information for Jeffrey Moore found in the "Fund Management" section under the "Portfolio Manager(s)" heading for FIAM.

Jeffrey Moore is co-manager of FIAM’s portion of the fund’s assets that are invested in FIAM’s Core Investment Grade strategy, which he has managed since 2011. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

The following information replaces the biographical information for Bill Irving found in the “Fund Management” section under the “Portfolio Manager(s)” heading for FIAM.

Sean Corcoran, CFA, is co-manager of FIAM’s portion of the fund’s assets that are invested in FIAM’s Fixed-Income Securitized strategy, which he has managed since 2017. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Corcoran has worked as a research analyst, and research associate.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading for FIAM.

Michael Plage, CFA, is co-manager of FIAM’s portion of the fund’s assets that are invested in FIAM’s Core Investment Grade strategy, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

The following information supplements similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading for PGIM.

Stewart Wong, CLU, ChFC, serves as senior portfolio manager for PGIM's portion of the fund's assets, which he has managed since 2013. Mr. Wong is a Principal on the Multi-Sector Portfolio Management team for PGIM Fixed Income, and a senior portfolio manager on the Core Conservative strategy. Mr. Wong is also head of Agency Mortgage Backed Securities and is responsible for performance across all mandates including Core Conservative, Core, Core Plus, Mutual Funds, Liquidity Relative Value Strategies and the Firm’s proprietary accounts. Prior to assuming his current position in 1994, he developed proprietary fixed income analytics within the Financial Strategies Group. Mr. Wong joined the Firm in 1988. He received a BA in Computer Science from New York University and an MBA in Finance from Pace University. Mr. Wong holds the Chartered Life Underwriter (CLU) and Chartered Financial Consultant (ChFC) designations.

SSC-18-01 1.924229.107	February 14, 2018

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
April 29, 2017
Prospectus

The following information replaces the similar information for Jeffrey Moore found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jeffrey Moore (co-manager) has managed FIAM’s portion of the fund’s assets since 2012.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Michael Plage (co-manager) has managed FIAM’s portion of the fund’s assets since 2016.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for FIAM.

Jeffrey Moore is co-manager for FIAM’s portion of the fund’s assets, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Michael Plage, CFA, is co-manager of FIAM’s portion of the fund’s assets, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

ACF-18-01 1.954791.104	February 14, 2018

Supplement to the
Strategic Advisers® Core Income Multi-Manager Fund
Class L and Class N
April 29, 2017
Prospectus

The following information replaces the similar information for Jeffrey Moore found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Jeffrey Moore (co-manager) has managed FIAM’s portion of the fund’s assets since 2012.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Michael Plage (co-manager) has managed FIAM’s portion of the fund’s assets since 2016.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading for FIAM.

Jeffrey Moore is co-manager for FIAM’s portion of the fund’s assets, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Michael Plage, CFA, is co-manager of FIAM’s portion of the fund’s assets, which he has managed since 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

ACF-L-ACF-N-18-01 1.9867873.101	February 14, 2018